BANK OF AMERICA AUTO TRUST
SERIES 2012-1

			Distribution Package					Contact:
								Mary Ann Turbak
								Trust Officer
								312-332-7531
Distribution Date: Jan 15, 2016								maryann.turbak@usbank.com

Distribution Package Includes:					Issuance Dates

- Payment Date Statement						First Distribtion Date:		May 15, 2012
Statement to NoteHolders and Factors				2		Settlement Date:		April 18, 2012
Distribution Detail				3-6
						Cutoff Date:		February 29, 2012

					Issuance Parties

						Servicer(s):		Bank of America, National Association

						Indenture Trustee:		U.S. Bank National Association

						Owner Trustee:		Wilmington Trust, National Association

						Underwriter(s):		Merrill Lynch, Pierce, Fenner & Smith Incorporated, Citigroup Global Markets Inc., Credit Suisse Securities (USA) LLC, J.P. Morgan Securities LLC, RBC Capital Markets, LLC, RBS Securities Inc.

					Contact

						Name:	Mary Ann Turbak
						Title:	Trust Officer
						Phone:	312-332-7531
						Mobile:
						Fax:
						Email:	maryann.turbak@usbank.com
						Address:	190 S. LaSalle Street, 7th Fl.; Chicago, IL 60603

						Website:	www.usbank.com/abs
*See the Prospectus
Supplement for definitions.

BANK OF AMERICA AUTO TRUST
SERIES 2012-1

							Contact:
		Monthly Statement to Noteholders					Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		January 15, 2016					maryann.turbak@usbank.com

I, II Note Payments and Factors
	Original	Beginning	Principal	Interest	Total	Ending	Ending
Class	Face Value	Balance	Distribution	Distribution	Distribution	Balance	Note Factor
A-1	$598,684,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	-
A-2	$699,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	-
A-3	$744,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	-
A-4	$208,316,000.00	$693,159.79	$693,159.79	$594.96	$693,754.75	$0.00	-
B	$30,871,000.00	$30,871,000.00	$15,106,459.13	$40,904.08	$15,147,363.21	$15,764,540.87	0.5106586
C	$53,430,000.00	$53,430,000.00	$0.00	$93,057.25	$93,057.25	$53,430,000.00	1.0000000
D	$35,620,000.00	$35,620,000.00	$0.00	$88,753.17	$88,753.17	$35,620,000.00	1.0000000
Total Notes	$2,369,921,000.00	$120,614,159.79	$15,799,618.92	$223,309.46	$16,022,928.38	$104,814,540.87	0.0442270
Certificate*	$4,749,583.54	$20,184,699.96	$0.00	$88,075.89	$88,075.89	$20,184,699.96	4.2497831
Total	$2,374,670,583.54	$140,798,859.75	$15,799,618.92	$311,385.35	$16,111,004.27	$124,999,240.83

AMOUNTS PER $1,000 UNIT

		Beginning	Principal	Interest	Total	Ending
Class	Cusip	Balance	Distribution	Distribution	Distribution	Balance	Interest Rate
A-1	06052YAA7	$0.0000000	$0.0000000	$0.0000000	$0.0000000	$0.0000000	0.26865%
A-2	06052YAB5	$0.0000000	$0.0000000	$0.0000000	$0.0000000	$0.0000000	0.59000%
A-3	06052YAC3	$0.0000000	$0.0000000	$0.0000000	$0.0000000	$0.0000000	0.78000%
A-4	06052YAD1	$3.3274438	$3.3274438	$0.0028560	$3.3302999	$0.0000000	1.03000%
B	06052YAE9	$1,000.0000000	$489.3414250	$1.3250002	$490.6664251	$510.6585750	1.59000%
C	06052YAF6	$1,000.0000000	$0.0000000	$1.7416667	$1.7416667	$1,000.0000000	2.09000%
D	06052YAG4	$1,000.0000000	$0.0000000	$2.4916668	$2.4916668	$1,000.0000000	2.99000%
Certificate*		$4,249.7831210	$0.0000000	$18.5439185	$18.5439185	$4,249.7831210	0.00000%
*Notional Balance
Page 2 of 7

BANK OF AMERICA AUTO TRUST
SERIES 2012-1

							Contact:
		Monthly Statement to Noteholders					Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		January 15, 2016					maryann.turbak@usbank.com

Collection Period #							45
Record Date							January 14, 2016
Determination Date							January 8, 2016
Payment Date							January 15, 2016

III. Overcollateralization Amount

A. Initial Overcollateralization Amount							$4,749,583.54
B. Beginning Overcollateralization Amount							$20,184,699.96
C. Target Overcollateralization Amount							$20,184,699.96
D. Ending Overcollateralization Amount							$20,184,699.96

IV. Reserve Account

A. Specified Reserve Account Balance							$5,936,676.46
Beginning Balance							$5,936,676.46
B. Reserve Account Draw Amount							$0.00
Reserve Account Excess Amount							$0.00
C. Reserve Account Deposit							$0.00
Ending Balance net of withdrawls and deposits							$5,936,676.46

VI, XIII, XIV. Receivable Pool Information

Pool Factor as of end of Collection Period							0.0526386

Pool Balance as of the Cut-off Date							$2,374,670,583.54
Beginning Pool Balance							$140,798,859.75
Ending Pool Balance							$124,999,240.83

Beginning Weighted Average APR							3.9076994%
Ending Weighted Average APR							3.9093672%

Beginning Weighted Average Remaining Term (months)							15.9978844
Ending Weighted Average Remaining Term (months)							15.3468485

Beginning # of Receivables							26,760
Ending # of Receivables							25,095

Monthly Prepayment Speed (% ABS)							1.15%

Page 3 of 7

BANK OF AMERICA AUTO TRUST
SERIES 2012-1

							Contact:
		Monthly Statement to Noteholders					Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		January 15, 2016					maryann.turbak@usbank.com

VII. Servicing Fee

A. Current Servicing Fee Due							$117,332.38
B. Servicing Fee Unpaid from Prior Period							$0.00
C. Total Servicing Fee Paid							$117,332.38
D. Ending Servicing Fee Unpaid (A+B-C)							$0.00

VIII. Accrued Note Interest Distribution

			Beginning	Interest on			Ending
			Interest	Interest	Interest	Interest	Interest
		Monthly	Carryover	Carryover	Distributable	Distributable	Carryover
Class	Rate	Interest	Shortfall	Shortfall	Amount	Amount Paid	Shortfall
A-1	0.26865%	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
A-2	0.59000%	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
A-3	0.78000%	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
A-4	1.03000%	$594.96	$0.00	$0.00	$594.96	$594.96	$0.00
B	1.59000%	$40,904.08	$0.00	$0.00	$40,904.08	$40,904.08	$0.00
C	2.09000%	$93,057.25	$0.00	$0.00	$93,057.25	$93,057.25	$0.00
D	2.99000%	$88,753.17	$0.00	$0.00	$88,753.17	$88,753.17	$0.00

IX. Repurchased Receivables

Aggregate Repurchase price							$0.00

X. Delinquency Information
						% of Cut-off Date	% of EOP
A. Current Month Delinquency Information				Count	Principal	Pool Balance	Pool Balance
	1-29 days			1,248	$7,422,099.60	0.31255%	5.93772%
	30-59 days			172	$1,181,412.10	0.04975%	0.94514%
	60-89 days			34	$283,181.53	0.01193%	0.22655%
	90-119 days			7	$54,251.04	0.00228%	0.04340%
	120 days or more			0	$0.00	0.00000%	0.00000%
	Total			1,461	$8,940,944.27	0.37651%	7.15280%

B. Prior Month Delinquency Information						% of Cut-off Date	% of EOP
	Delinquency			Count	Principal	Pool Balance	Pool Balance
	1-29 days			1,364	$8,589,625.71	0.36172%	6.10064%
	30-59 days			146	$1,031,055.99	0.04342%	0.73229%
	60-89 days			27	$209,939.50	0.00884%	0.14911%
	90-119 days			13	$84,279.95	0.00355%	0.05986%
	120 days or more			0	$0.00	0.00000%	0.00000%
	Total			1,550	$9,914,901.15	0.41753%	7.04189%

C. Second Prior Month Delinquency Information						% of Cut-off Date	% of EOP
	Delinquency			Count	Principal	Pool Balance	Pool Balance
	1-29 days			1,278	$8,453,988.98	0.35601%	5.39064%
	30-59 days			142	$1,189,556.80	0.05009%	0.75851%
	60-89 days			29	$192,176.08	0.00809%	0.12254%
	90-119 days			11	$41,367.99	0.00174%	0.02638%
	120 days or more			0	$0.00	0.00000%	0.00000%
	Total			1,460	$9,877,089.85	0.41594%	6.29807%

D. Third Prior Month Delinquency Information						% of Cut-off Date	% of EOP
	Delinquency			Count	Principal	Pool Balance	Pool Balance
	1-29 days			1,350	$9,350,837.72	0.39377%	5.34549%
	30-59 days			167	$1,260,410.72	0.05308%	0.72052%
	60-89 days			29	$222,609.73	0.00937%	0.12726%
	90-119 days			9	$59,398.11	0.00250%	0.03396%
	120 days or more			0	$0.00	0.00000%	0.00000%
	Total			1,555	$10,893,256.28	0.45873%	6.22723%
Page 4 of 7

BANK OF AMERICA AUTO TRUST
SERIES 2012-1

							Contact:
		Monthly Statement to Noteholders					Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		January 15, 2016					maryann.turbak@usbank.com

XI, XII. Defaulted and Loss Information						% of Cut-off Date
				Count	Principal	Pool Balance
	Defaulted Monthly Receivables*			16	$87,002.28	0.00366%
	Aggregate Monthly Liquidation Proceeds			66	$44,304.15	0.00187%
	Aggregate Monthly Net Loss				$42,698.13	0.00180%

	Prior Month Aggregate Monthly Net Loss				($21,191.31)	-0.00089%
	Second Prior Aggregate Monthly Net Loss				($22,829.41)	-0.00096%
	Third Prior Aggregate Monthly Net Loss				($41,503.04)	-0.00175%
	Four Month Average Monthly Aggregate Net Loss				($10,706.41)	-0.00045%

	Cumulative Defaulted Receivables*			844	$12,215,060.19	0.51439%
	Cumulative Liquidation Proceeds			854	$8,295,291.92	0.34932%
	Cumulative Net Losses				$3,919,768.27	0.16507%

						% of Average Pool Balance
	Ratio of Cumulative Net Losses to Average Pool Balance					0.41306%

	Average Cumulative Defaulted Receivables				$14,472.82
	Average Cumulative Net Loss for Receivables				$4,644.28

	*The loan 'Count' reflects only loans that have been fully charged-off. The 'Principal' includes both full and partial charge-off balances.

Page 5 of 7

BANK OF AMERICA AUTO TRUST
SERIES 2012-1

							Contact:
		Monthly Statement to Noteholders					Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		January 15, 2016					maryann.turbak@usbank.com

V, XVI, XVII, XVIII. Collections, Available Funds, and Disbursements

A. Available Funds

	1. Collections
		a. Scheduled Principal Payments					$11,642,444.33
		b. Prepaid Principal Payments (other than Liquidation Proceeds)					$4,070,172.31
		c. Repurchased Principal					$0.00
		d. Total Principal Payments (a+b+c)					$15,712,616.64
		e. Interest Collections					$468,944.19
		f. Liquidation Proceeds					$44,304.15
		g. Total Collections (d+e+f)					$16,225,864.98

	2. Additional Funds
		a. Reserve Fund Net Withdrawal					$0.00
		b. Investment Income					2,471.67
		c. Total Additional Funds					$2,471.67

	3. Total Available Funds
		a. Total Collections					$16,225,864.98
		b. Additional Funds					$2,471.67
		c. Total Available Funds					$16,228,336.65

B. Disbursements
		a. Servicer Fees, Expenses, and Indemnities					$117,332.38
		b. Interest Payment on Class A Notes					$594.96
		c. First Allocation of Principal					$0.00
		d. Interest on Class B Notes					$40,904.08
		e. Second Allocation of Principal					$0.00
		f. Interest on Class C Notes					$93,057.25
		g. Third Allocation of Principal					$0.00
		h. Interest on Class D Notes					$88,753.17
		i. Fourth Allocation of Principal					$0.00
		j. Regular Allocation of Principal					$15,799,618.92
		k. Pro-Rata, for payment of expenses and indemnities, to
		1. Indenture Trustee					$0.00
		2. Owner Trustee					$0.00
		3. Administrator					$0.00
		4. Servicer					$0.00
		I. Payments to Certificateholders					$88,075.89
		Total Disbursements					$16,228,336.65

C. Reconciliation
	1. Total Credits						$16,228,336.65
	2. Total Disbursements						$16,228,336.65
	3. Reconciliation (1-2)						$0.00

Page 6 of 7

BANK OF AMERICA AUTO TRUST
SERIES 2012-1

							Contact:
		Monthly Statement to Noteholders					Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		January 15, 2016					maryann.turbak@usbank.com

XIX, XX. Modifications and Breaches

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging,
re-structuring, partial payments or other practices on delinquency and loss experience?							No

2. Have there been any material modifications, extensions or waivers to Receivables terms,
fees, penalties or payments during the Collection Period?							No

3. Have there been any material breaches of representations, warranties or covenants
contained in the Receivables?							No

4. Has there been an issuance of notes or other securities backed by the Receivables?							N/A

Page 7 of 7